CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 279,880	$ 288,768
Available for sale investments	1,653	1,713
Accounts receivable, net of allowance for credit losses	1,802,726	1,731,388
Unbilled revenue	974,260	957,655
Other receivables	143,727	63,658
Prepayments and other current assets	170,167	137,094
Income taxes receivable	56,820	48,790
Total current assets	3,429,233	3,229,066
Non-current assets:
Property, plant and equipment, net	348,106	350,320
Goodwill	8,979,134	8,971,670
Intangible assets	4,164,410	4,278,659
Operating right-of-use assets	150,495	153,832
Other receivables	71,612	70,790
Income taxes receivable	22,076	21,380
Deferred tax asset	89,406	76,930
Equity method investments	0	0
Investments in equity- long term	32,052	32,631
Total Assets	17,286,524	17,185,278
Current Liabilities:
Accounts payable	85,126	81,194
Unearned revenue	1,580,235	1,507,449
Other liabilities	1,029,893	1,005,025
Income taxes payable	68,676	41,783
Current bank credit lines and loan facilities	135,150	55,150
Total current liabilities	2,899,080	2,690,601
Non-current liabilities:
Non-current bank credit lines and loan facilities	4,353,534	4,599,037
Lease liabilities	133,048	131,644
Non-current other liabilities	46,177	38,260
Non-current income taxes payable	243,813	239,188
Deferred tax liability	957,019	988,585
Commitments and contingencies	0	0
Total Liabilities	8,632,671	8,687,315
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 81,928,422 shares issued and outstanding at March 31, 2023 and 81,723,555 shares issued and outstanding at December 31, 2022	6,662	6,649
Additional paid-in capital	6,867,887	6,840,306
Other undenominated capital	1,162	1,162
Accumulated other comprehensive loss	(159,896)	(171,538)
Retained earnings	1,938,038	1,821,384
Total Shareholders' Equity	8,653,853	8,497,963
Total Liabilities and Shareholders' Equity	$ 17,286,524	$ 17,185,278